Shareholder Report, Average Annual Return (Details) 192259_F-M Investments Large Cap Focused Fund_Institutional Class_TSR Annual {Institutional Class Shares}	12 Months Ended	60 Months Ended	119 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Without Sales Load [Member] | Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares (without sales charge)
Average Annual Return, Percent	22.26%	14.14%	18.86%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	12.79%	15.56%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Average Annual Return, Percent	10.56%	11.85%	18.10%